BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2024
BUSINESS DESCRIPTION
BUSINESS DESCRIPTION

1.BUSINESS DESCRIPTION

SCHMID Group N.V. (“SCHMID N.V.”) together with its subsidiary, Gebr. SCHMID GmbH (“SCHMID GmbH”) and its subsidiaries (“the Company” or “SCHMID”) is a global supplier of equipment and services for various industries such as printed circuit boards (“PCB”), substrate manufacturing, photovoltaics, and glass and energy storage with a focus on the highest end of this market in terms of technology and performance including automation, wet processes (horizontal, vertical and single panel) and vacuum processes. This includes developing production techniques and building machines as well as extensive work with customers on development projects. SCHMID is also providing customer service through which customers are assisted with upgrades, spare parts, logistics, customer training in multiple languages, on-site management, maintenance contracts and project management.

SCHMID Group N.V. is registered under the Dutch trade register number 89188276. The address of the registered office is Robert-Bosch-Str. 32-36, 72250 Freudenstadt, Germany. SCHMID located in Freudenstadt, Germany, was founded in 1864. SCHMID employs over 700 employees worldwide. Manufacturing sites are located in Germany and China. SCHMID products are distributed worldwide by the Company directly and by external trading partners. The customers of SCHMID include well-known companies from the hardware and software technology sector, the electronics industry and the photovoltaic industry, which are located worldwide.

Research and development is a crucial factor for SCHMID’s business success. The majority of research work and the development of SCHMID technologies are conducted in Freudenstadt.